Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 1,382,869	$ 0
Change in the valuation allowance	$ 282,584	$ 0